DEBT	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
DEBT
DEBT

3. LONG-TERM DEBT

March 2012 Debt Refinancing

Upon the closing of the Company’s IPO, the Company used proceeds net of underwriting discounts and commissions and cash on hand of $538.9 million to repay outstanding debt under the Company’s first lien loan agreement. Contemporaneous with the repayment, the Company refinanced the remaining debt outstanding under the first lien loan agreement, which consisted of two tranches, “term B-1” and “term B-2”, the terms of which are disclosed in the table below, and terminated its $150.0 million revolving credit facility.

The first lien loan agreement (“original debt”) was refinanced into a new loan agreement (“refinanced debt”) consisting of term A loans and term B loans and a $250.0 million revolving credit facility. As of the date of refinancing, the term A loans and term B loans had balances of $1,000.0 million and $250.0 million, respectively. The maturity dates and debt service requirements related to the term A loans and term B loans are listed in the table below. The revolving credit facility matures in March 2017 and includes a $75.0 million swing line facility and a $40.0 million letter of credit facility. The commitment fee rate for the unused portion of the revolving credit facility is 0.50% per year.

As of June 30, 2012, Fifth Third Bank held $316.0 million of the term A loans.

As of June 30, 2012 and December 31, 2011, the Company’s debt consisted of the following:

	June 30, 2012	December 31, 2011
	(in thousands)
$1,621.1 million term B-1 loans, expiring on November 3, 2016 and bearing interest payable quarterly at a variable base rate (LIBOR) plus a spread rate (325 basis points) with a floor of 125 basis points (total rate of 4.5% at December 31, 2011)	$—	$1,608,905

$150.0 million term B-2 loans, expiring on November 3, 2017 and bearing interest payable quarterly at a variable base rate (LIBOR) plus a spread rate (350 basis points) with a floor of 150 basis points (total rate of 5.0% at December 31, 2011)	—	150,000

$1,000.0 million term A loans, expiring on March 27, 2017, bearing interest payable quarterly based on the Company’s leverage ratio at a variable base rate (LIBOR) plus a spread rate (175 to 250 basis points) (total rate of 2.50% at June 30, 2012) and amortizing on a basis of 1.25% during each of the first eight quarters, 1.875% during each of the second eight quarters and 2.5% during each of the following three quarters with a balloon payment due at maturity	987,500	—

$250.0 million term B loans, expiring on March 27, 2019, bearing interest payable quarterly at a variable base rate (LIBOR) plus a spread rate (275 basis points) with a floor of 100 basis points (total rate of 3.75% at June 30, 2012) and amortizing on a basis of 1.0% per year with a balloon payment due at maturity	249,375	—

$10.1 million leasehold mortgage, expiring on August 10, 2021 and bearing interest payable monthly at a fixed rate (rate of 6.22% at June 30, 2012)	10,131	10,131

Less: Current portion of note payable and current portion of note payable to related party	(52,500)	(16,211)

Less: Original issue discount	(5,151)	(14,327)

Note payable and note payable to related party	$1,189,355	$1,738,498

Original Issue Discount and Deferred Financing Fees

As a result of the Company’s debt pay down and based on the changes in the composition of the syndicate of lenders participating in the refinancing, the Company wrote off approximately $22.6 million of unamortized deferred financing fees and $9.7 million of original issue discount (“OID”) associated with the original debt. Of the original unamortized deferred financing fees and OID, $9.8 million and $4.1 million remain capitalized, respectively. Further, the Company incurred approximately $17.5 million of debt issuance costs and $1.3 million of OID associated with the refinanced debt. Approximately $11.1 million of the debt issuance costs were expensed at the date of the refinancing, with the remaining $6.4 million capitalized as deferred financing costs. The amount of OID associated with the refinanced debt was also capitalized. The total amount of deferred financing fees and OID expensed at the date of the refinancing was primarily driven by the changes in the composition of the syndicate of lenders participating in the refinanced debt, which resulted in a component of the refinancing to be accounted for as a debt extinguishment. The Company capitalized costs in proportion to the refinancing accounted for as a modification. Amounts expensed in connection with the refinancing are recorded as a component of non-operating expenses in the accompanying consolidated statement of income for the six months ended June 30, 2012. At June 30, 2012, deferred financing fees of approximately $15.5 million and OID of approximately $5.2 million are recorded as a component of other non-current assets and as a reduction of note payable, respectively, in the accompanying consolidated statement of financial position.

Other Fees

In connection with the March 2012 debt refinancing, the Company paid a call premium equal to 1% of the outstanding balance of the original debt prior to refinancing, or $12.2 million, which is included within non-operating expenses in the accompanying consolidated statement of income for the six months ended June 30, 2012.

Guarantees and Security

The obligations under the refinanced debt are unconditional and are guaranteed by Vantiv Holding and certain of Vantiv Holding’s existing and subsequently acquired or organized domestic subsidiaries. The refinanced debt and related guarantees are secured on a first-priority basis (subject to liens permitted under the Loan Agreement) in substantially all the capital stock (subject to a 65% limitation on pledges of capital stock of foreign subsidiaries and domestic holding companies of foreign subsidiaries) and personal property of Vantiv Holding and any obligors as well as any real property in excess of $5 million in the aggregate held by Vantiv Holding or any obligors (other than Vantiv Holding), subject to certain exceptions.

Covenants

There are certain financial and non-financial covenants contained in the loan agreement for the refinanced debt, which are tested quarterly based on the last four fiscal quarters beginning with the four fiscal quarters ended June 30, 2012.

7. DEBT

Debt Assumed in Connection with the Transaction

        In connection with the Transaction, the Company assumed a $1,250.0 million senior secured note due to Fifth Third Bank. The senior secured note had a term of seven years. In addition, the Company entered into a $125.0 million secured revolving credit facility with Fifth Third Bank. Both the senior secured note and the revolving credit facility were secured by certain assets of the Company. The interest rates on the senior secured note and the revolving credit facility were 9.5% and 7.75%, respectively. The commitment rate for the revolving credit facility was 0.50% per year.

November 2010 Debt Refinancing

        On November 3, 2010, the Company entered into two credit facilities with a syndicate of banks. The credit facilities were used to refinance the debt held by Fifth Third Bank and fund the acquisition of NPC, as discussed in Note 3. The revolving credit facility held by Fifth Third Bank was also terminated in conjunction with the refinancing. The refinanced credit facilities consisted of a first lien and second lien loan agreement.

First Lien

        The first lien loan agreement consisted of a $1,575.0 million term loan and a revolving credit commitment of $150.0 million. The term loan was issued with an original term of six years, and required quarterly principal payments equal to 0.25% of the original principal balance. The term loan bore interest at a rate based on LIBOR or the prime rate, at the Company's option, plus an applicable margin. The weighted-average interest rate for the term loan during 2010 was 5.5%. The outstanding balance of the term loan as of December 31, 2010 was $1,575.0 million. At December 31, 2010, Fifth Third Bank held approximately $381.3 million of the term loan, which is recorded within note payable to related party on the accompanying statement of financial position.

        The revolving credit commitment was issued with a term of five years. Any draws on the revolving credit commitment were due at the maturity of the agreement, with interest payments due quarterly. At the Company's option, unpaid principal balances bore interest at a rate based on LIBOR or the prime rate, plus an applicable margin. The commitment fee rate for the unused portion of the revolving credit commitment was 0.50%. There were no draws on the revolving credit commitment as of December 31, 2010. Under the revolving credit commitment, the Company had $40.0 million available for the issuance of letters of credit and $50.0 million available for swing loans. At December 31, 2010, Fifth Third Bank held approximately 33% of the revolving credit commitment. Additionally, a $1.5 million letter of credit, issued by Fifth Third Bank, was outstanding as of December 31, 2010, which reduced the availability under the revolving credit commitment.

Second Lien

        The second lien loan agreement consisted of a $200.0 million term loan with an original term of seven years. The loan bore interest, at the Company's option, at a rate based on LIBOR or the prime rate, plus an applicable margin. The weighted- average rate for the term loan during 2010 was 8.25%. The outstanding balance as of December 31, 2010 was $200.0 million.

May 2011 Debt Refinancing

        On May 17, 2011, the Company refinanced $1,771.1 million of debt outstanding under the existing first and second lien loan agreements described above (the "original debt"). Outstanding debt under the original first and second lien loan agreements was $1,571.1 million and $200.0 million, respectively, and matured in November 2016 and 2017, respectively.

        The original debt was refinanced into a single first lien loan agreement (the "refinanced debt") consisting of two tranches, "term B-1" and "term B-2," and a $150.0 million revolving credit facility. As of the date of refinancing, term B-1 had a balance of $1,621.1 million, while term B-2 carried a non-amortizing balance of $150.0 million. The original second lien loan agreement was repaid in connection with the refinancing. The maturity dates of term B-1 and term B-2 are November 3, 2016 and 2017, respectively. The revolving credit facility matures on November 3, 2015. The primary change under the refinanced debt was the rate at which it bears interest. Interest is payable quarterly and the following table summarizes the applicable interest rates on and the principal amounts outstanding as of the date of refinancing of the original debt as compared to the refinanced debt:

	Original Debt		Refinanced Debt
(dollars in millions)	Amount Outstanding	Interest Rate	Amount Outstanding	Interest Rate
First Lien/Term B-1	$1,571.1	LIBOR + 400 bps; floor of 150 bps	$1,621.1	LIBOR + 325 bps; floor of 125 bps
Second Lien/Term B-2	$200.0	LIBOR + 675 bps; floor of 150 bps	$150.0	LIBOR + 350 bps; floor of 150 bps

Total	$1,771.1		$1,771.1

        During the year ended December 31, 2011, the Company made principal payments of $16.1 million on term B-1. The outstanding balance of the refinanced debt as of December 31, 2011 was $1,758.9 million. At December 31, 2011, Fifth Third Bank held approximately $377.4 million of term B-1, which is recorded within note payable to related party on the accompanying statement of financial position. There were no draws on the revolving credit facility as of December 31, 2011.

Original Issue Discount and Deferred Financing Fees

        In conjunction with the November 2010 debt refinancing, the Company incurred approximately $43.5 million of fees and $19.3 million in original issue discount ("OID"). Such costs, excluding OID, were capitalized as deferred financing fees and are included within other non-current assets in the accompanying statements of financial position. OID is included as a reduction to note payable in the accompanying statements of financial position. OID and debt issuance costs are being amortized on a straight-line basis over the life of the related debt, which approximates the effective interest method.

        Based on the changes in the composition of the syndicate of lenders participating in the refinanced debt, a component of the refinancing was accounted for as a debt extinguishment under ASC 470, Debt. As such, the Company wrote off approximately $3.2 million of unamortized deferred financing fees and $1.4 million of OID related to the original debt accounted for as a debt extinguishment. Further, the Company paid approximately $6.3 million in underwriting and legal fees associated with the refinanced debt, of which approximately $5.1 million was recorded as expense on the date of the refinancing. Both the write-off of unamortized deferred financing fees and the expense associated with fees incurred in connection with the refinancing are recorded as a component of non-operating expenses in the accompanying statement of income for the year ended December 31, 2011.

        The Company capitalized approximately $1.2 million of deferred financing fees associated with the refinanced debt. Such costs are recorded as a component of other non-current assets in the accompanying statement of financial position as of December 31, 2011. Additionally, unamortized debt issuance costs and OID related to the portion of original debt accounted for as a modification remain capitalized. As of December 31, 2011, the balance of debt issuance costs and OID were $33.5 million and $14.3 million, respectively.

Other Fees

        In connection with the repayment of the original second lien loan agreement, the Company paid a call premium equal to 2% of the outstanding balance, or $4.0 million, which is included within non-operating expenses in the accompanying statement of income for the year ended December 31, 2011.

Guarantees and Security

        The obligations under the loan agreement for the refinanced debt are unconditional and are guaranteed by Vantiv Holding and certain of its existing and subsequently acquired or organized domestic subsidiaries. The refinanced debt is secured on a first-priority basis (subject to liens permitted under the loan agreement governing the refinanced debt) in substantially all the capital stock (subject to a 65% limitation on pledges of capital stock of foreign subsidiaries and domestic holding companies of foreign subsidiaries) and personal property of the borrower and any obligors as well as any real property in excess of $5 million in the aggregate held by the borrower or any obligors (other than Vantiv Holding), subject to certain exceptions.

Covenants

        There are certain financial and non-financial covenants contained in the loan agreement for the refinanced debt. The Company was in compliance with these covenants as of December 31, 2011.

Building Loan

        On July 12, 2011, the Company executed a term loan agreement for approximately $10.1 million for the purchase of its corporate headquarters facility. The interest rate is fixed at 6.22%, with interest only payments required for the first 84 months. Thereafter, until maturity, the Company will pay interest and principal based on a 30 year amortization schedule, with the remaining principal amount due at maturity, August 2021.